Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statement of comprehensive income
(Loss)/profit for the year		£ (434)	£ 3,800	£ 2,151
Items that do not qualify for reclassification
- contributions in preparation for ring-fencing	[1]			(2,053)
- other movements		4	(142)	86
(Loss)/profit on fair value of credit in financial liabilities designated at FVTPL due to own credit risk		(52)	(189)	200
FVOCI financial assets		(64)	(71)	48
Tax		42	28	502
Total - Items that do not qualify for reclassification		(70)	(374)	(1,217)
Items that do qualify for reclassification
FVOCI financial assets		44	(14)	7
Cash flow hedges		271	294	(581)
Currency translation		276	(1,836)	310
Tax		(89)	(170)	189
Total - Items that do qualify for reclassification		502	(1,726)	(75)
Other comprehensive income/(loss) after tax		432	(2,100)	(1,292)
Total comprehensive (loss)/income for the year		(2)	1,700	859
Attributable to:
Ordinary shareholders		(338)	1,044	305
Preference shareholders		26	39	182
Paid-in equity holders		355	367	355
Non-controlling interests		(45)	250	17
Total comprehensive (loss)/income for the year		£ (2)	£ 1,700	£ 859

[1]	On 17 April 2018 NatWest Group agreed a Memorandum of Understanding (MoU) with the Trustees of the NatWest Group Pension Fund in connection with the requirements of ring-fencing. NWM Plc could not continue to be a participant in the Main section and separate arrangements were required for its employees. Under the MoU, NWB Plc made a contribution of £2 billion on 9 October 2018 to strengthen funding of the Main section in recognition of the changes in covenant. Also under the MoU, NWM Plc made a £53 million contribution to the NWM section in Q1 2019